Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items (Detail)
	Jun. 30, 2024	Dec. 31, 2023
EUR [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.43%	3.36%
EUR [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.55%	2.33%
EUR [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.47%	2.39%
EUR [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.49%	2.47%
EUR [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.41%	2.40%
EUR [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	2.34%	2.18%
GBP [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.89%	4.74%
GBP [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.96%	3.35%
GBP [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.86%	3.28%
GBP [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.96%	3.40%
GBP [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.99%	3.43%
GBP [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	3.92%	3.35%
USD [member] | Not later than 1 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	5.11%	4.83%
USD [member] | 5 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.37%	3.89%
USD [member] | 10 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.40%	3.90%
USD [member] | 15 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.52%	4.00%
USD [member] | 20 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.80%	4.39%
USD [member] | 30 year [member]
Disclosure of yield curve used to discount cash flows that do not vary based on returns on underlying items [line items]
Yield curves	4.49%	4.00%